Shareholders’ Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Shareholders' Equity (Details) [Line Items]
Shareholders’ Equity	Common Stock As of March 31, 2021 and December 31, 2020, the Company was authorized to issue 304,672,982 shares of capital stock with a par value of $0.0001 per share. The authorized shares consisted of 175,100,000 shares of common stock and 129,572,982 shares of convertible preferred stock. There were 6,996,135 shares and 6,361,952 shares of common stock issued and outstanding as of March 31, 2021 and December 31, 2020, respectively.
The Company had reserved shares of common stock, on an as-if-converted basis, for issuance as follows:

	March 31, 2021	December 31, 2020
Exercise of stock options to purchase common stock	25,732,610	26,359,796
Exercise of warrants to purchase common stock	5,149,716	5,149,716
Issuances of shares available under stock option plans	435,894	442,891
Conversion of convertible preferred stock	129,496,639	129,496,639
Conversion of convertible preferred stock warrants	569,093	569,093
Total	161,383,952	162,018,135
Common Stock Warrants
In August 2020, in connection with the issuance of Convertible Notes, the Company issued warrants to purchase 5,112,086 shares of common stock to purchasers of the Convertible Notes. The warrants have an exercise price of $0.01 per share. The stock issuable upon exercise of the warrants shall be (1) common stock, or (2) in the event that a QIPO has not occurred within five years of the Note Purchase Agreement or in the event of a liquidation or sale of the Company, the most senior series of the Company’s preferred stock (or in the event that the Company consolidated or merges with one or more other corporation, the stock that the holder of the warrant would have been entitled to receive if holder would have exercised the warrant prior to such event). The warrants are exercisable for 7 years, and will be automatically exercised in the event of a change of control transaction or the expiration of the warrants. These warrants are classified as liability on the balance sheets. Refer to Note 5 for further details.
In May 2019, in connection with the 2019 Amended Hercules Credit Facility, the Company issued to Hercules a warrant to purchase 36,630 shares of common stock. The warrants have an exercise price of $5.46 per share, which are exercisable for 10 years and will automatically exercise upon the initial public offering.
Certain Convertible Notes holders exercised their warrants to purchase an aggregate of 1,278,020 shares of common stock in June 2021. By their terms, the Hercules warrants for common stock were net exercised at the Closing of the Merger on June 14, 2021. See Note 13, Merger Transaction and Note 14, Subsequent Events.
Common Stock
As of December 31, 2020, the Company was authorized to issue 304,672,982 shares of capital stock with a par value of $0.0001 per share. The authorized shares consisted of 175,100,000 shares of common stock and 129,572,982 shares of convertible preferred stock. There were 6,361,952 shares and 4,400,247 shares of common stock issued and outstanding as of December 31, 2020 and 2019, respectively.
The Company had reserved shares of common stock, on an as-if-converted basis, for issuance as follows:

	December 31,
	2020	2019
Exercise of stock options to purchase common stock	26,359,796	20,401,985
Exercise of common stock warrants to purchase common stock	5,149,716	117,630
Issuances of shares available under stock option plans	442,891	2,362,407
Conversion of convertible preferred stock	129,496,639	129,496,639
Conversion of convertible preferred stock warrants	569,093	569,093
Total	162,018,135	152,947,754
Common Stock Warrants
In August 2020, in connection with the issuance of Convertible Notes, the Company issued warrants to purchase 5,112,086 shares of common stock to purchasers of the Convertible Notes. The warrants have an exercise price of $0.01 per share. The stock issuable upon exercise of the warrants shall be (1) common stock, or (2) in the event that a QIPO has not occurred within five years of the Note Purchase Agreement or in the event of a liquidation or sale of the Company, the most senior series of the Company’s preferred stock (or in the event that the Company consolidated or merges with one or more other corporation, the stock that the holder of the warrant would have been entitled to receive if holder would have exercised the warrant prior to such event). The warrants are exercisable for 7 years, and will be automatically exercised in the event of a change of control transaction or the expiration of the warrants. These warrants are classified as liability in the balance sheets. Refer to Note 5 for further details.
In May 2019, in connection with the 2019 Amended Hercules Credit Facility, the Company issued to Hercules a warrant to purchase 36,630 shares of common stock. The warrants have an exercise price of $5.46 per share, which are exercisable for 10 years and will automatically exercise upon the initial public offering. See Note 5, Debt.
In the fourth quarter of 2020, 80,000 shares of the common stock warrants expired.

ArcLight
Shareholders' Equity (Details) [Line Items]
Shareholders’ Equity
Note 7—Shareholders’ Equity
Class A Ordinary Shares — The Company is authorized to issue 500,000,000 Class A ordinary shares with a par value of $0.0001 per share. Holders of the Company’s Class A ordinary shares are entitled to one vote for each share. At March 31, 2021, there were 27,500,000 Class A ordinary shares issued or outstanding, including 13,658,271 Class A ordinary shares subject to possible redemption.
Class B Ordinary Shares — The Company is authorized to issue 50,000,000 Class B ordinary shares with a par value of $0.0001 per share. On August 3, 2020, the Company issued 8,625,000 Class B ordinary shares to the Sponsor. On September 3, 2020, the Sponsor transferred 35,000 Founder Shares to each of Arno Harris, Ja-Chin Audrey Lee, Brian Goncher and Steven Berkenfeld, the Company’s independent director nominees. On September 18, 2020, the Sponsor irrevocably surrendered to the Company for cancellation and for nil consideration 1,437,500 Class B ordinary shares, resulting in 7,187,500 Class B ordinary shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share surrender. Of the 7,187,500 shares outstanding, up to 937,500 Class B ordinary shares are subject to forfeiture to the Company by the Initial Shareholders for no consideration to the extent that the underwriters’ over-allotment option is not exercised in full or in part, so that the Initial Shareholders will collectively own 20% of the Company’s issued and outstanding ordinary shares after the Initial Public Offering. The underwriters partially exercised their over-allotment option on September 29, 2020, with the remaining portion of the over-allotment option expiring at the conclusion of the 45-day option period. As a result, an aggregate of 250,000 Founder Shares were forfeited by the Sponsor upon the expiration of the over-allotment option.
Ordinary shareholders of record are entitled to one vote for each share held on all matters to be voted on by shareholders. Except as described below, holders of Class A ordinary shares and holders of Class B ordinary shares will vote together as a single class on all matters submitted to a vote of the shareholders except as required by law.
The Class B ordinary shares will automatically convert into Class A ordinary shares, which such Class A ordinary shares delivered upon conversion will not have any redemption rights or be entitled to liquidating distributions if the Company does not consummate an initial Business Combination, at the time of the initial Business Combination or earlier at the option of the holders thereof at a ratio such that the number of Class A ordinary shares issuable upon conversion of all Founder Shares will equal, in the aggregate, on an as-converted basis, 20% of the sum of (i) the total number of ordinary shares issued and outstanding upon completion of the Initial Public Offering, plus (ii) the total number of Class A ordinary shares issued or deemed issued or issuable upon conversion or exercise of any equity-linked securities (as defined herein) or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of the initial Business Combination, excluding any Class A ordinary shares or equity-linked securities exercisable for or convertible into Class A ordinary shares issued, deemed issued, or to be issued, to any seller in the initial Business Combination and any Private Placement Warrants issued to the Sponsor, its affiliates or any member of the management team upon conversion of Working Capital Loans. In no event will the Class B ordinary shares convert into Class A ordinary shares at a rate of less than one-to-one.
Preference Shares — The Company is authorized to issue 5,000,000 preference shares with a par value of $0.0001 per share. At March 31, 2021, there were no preference shares issued or outstanding.

Note 9 — Shareholders’ Equity
Class A Ordinary Shares — The Company is authorized to issue 500,000,000 Class A ordinary shares with a par value of $0.0001 per share. Holders of the Company’s Class A ordinary shares are entitled to one vote for each share. At December 31, 2020, there were 27,750,000 Class A ordinary shares issued or outstanding, including 21,359,616 Class A ordinary shares subject to possible redemption.
Class B Ordinary Shares — The Company is authorized to issue 50,000,000 Class B ordinary shares with a par value of $0.0001 per share. On August 3, 2020, the Company issued 8,625,000 Class B ordinary shares to the Sponsor. On September 3, 2020, the Sponsor transferred 35,000 Founder Shares to each of Arno Harris, Ja-Chin Audrey Lee, Brian Goncher and Steven Berkenfeld, the Company’s independent director nominees. On September 18, 2020, the Sponsor irrevocably surrendered to the Company for cancellation and for nil consideration 1,437,500 Class B ordinary shares, resulting in 7,187,500 Class B ordinary shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share surrender. Of the 7,187,500 shares outstanding, up to 937,500 Class B ordinary shares are subject to forfeiture to the Company by the Sponsor for no consideration to the extent that the underwriters’ over-allotment option is not exercised in full prior to expiration, so that the Initial Shareholders will collectively own 20% of the Company’s issued and outstanding ordinary shares after the Initial Public Offering. The underwriters partially exercised their over-allotment option on September 29, 2020, with the remaining portion of the over-allotment option expiring at the conclusion of the 45-day option period. As a result of the expiration of the over-allotment option, an aggregate of 250,000 Founder Shares were forfeited by the Sponsor.
Ordinary shareholders of record are entitled to one vote for each share held on all matters to be voted on by shareholders. Except as described below, holders of Class A ordinary shares and holders of Class B ordinary shares will vote together as a single class on all matters submitted to a vote of the shareholders except as required by law.
The Class B ordinary shares will automatically convert into Class A ordinary shares, which such Class A ordinary shares delivered upon conversion will not have any redemption rights or be entitled to liquidating distributions if the Company does not consummate an initial Business Combination, at the time of the initial Business Combination or earlier at the option of the holders thereof at a ratio such that the number of Class A ordinary shares issuable upon conversion of all Founder Shares will equal, in the aggregate, on an as-converted basis, 20% of the sum of (i) the total number of ordinary shares issued and outstanding upon completion of the Initial Public Offering, plus (ii) the total number of Class A ordinary shares issued or deemed issued or issuable upon conversion or exercise of any equity-linked securities (as defined herein) or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of the initial Business Combination, excluding any Class A ordinary shares or equity-linked securities exercisable for or convertible into Class A ordinary shares issued, deemed issued, or to be issued, to any seller in the initial Business Combination and any Private Placement Warrants issued to the Sponsor, its affiliates or any member of the management team upon conversion of Working Capital Loans. In no event will the Class B ordinary shares convert into Class A ordinary shares at a rate of less than one-to-one.
Preference Shares — The Company is authorized to issue 5,000,000 preference shares with a par value of $0.0001 per share. At December 31, 2020, there were no preference shares issued or outstanding.